FIDELITY (LOGO) INVESTMENTS(registered trademark)   FMR Corp.
                                                    82 Devonshire Street
                                                    Boston MA  02109-3614
                                                    617 563 7000


                                                    December 6, 1996




Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention:   Michael Shaffer



RE:          Fidelity Municipal Trust II (the trust):

             Fidelity Michigan Municipal Money Market Fund

             Fidelity Ohio Municipal Money Market Fund

             Spartan Pennsylvania Municipal Money Market Fund (the funds)

             File No. 33-43986 and 811-6454

             Post-Effective Amendment No. 14

Ladies and Gentlemen:
Pursuant to Rule 8b-16 under the Investment Company Act of 1940, as amended, Regulation S-T and Rule 485(a) under the Securities Act of 1933, as amended, transmitted herewith on behalf of the trust is Post Effective Amendment No. 14 to the trust's current effective Registration Statement on Form N-1A. This transmission contains a conformed signature page, the manually signed original of which, executed pursuant to Powers of Attorney dated December 15, 1994, and October 17, 1996, is maintained at the offices of the trust.
This filing includes a combined Prospectus and a combined Statement of Additional Information (SAI) for Fidelity Ohio Municipal Money Market Fund, Fidelity Michigan Municipal Money Market Fund, Fidelity Ohio Municipal Income Fund, Fidelity Michigan Municipal Income Fund, and Fidelity Minnesota Municipal Income Fund. This filing also includes a combined Prospectus and a combined SAI for Spartan Pennsylvania Municipal Funds:
Spartan Pennsylvania Municipal Money Market Fund and Spartan Pennsylvania Municipal Income Fund. Each of the bond funds is a fund of Fidelity Municipal Trust (File Nos. 2-55725 and 811-2720). Each Prospectus and SAI, as filed herein, has been tagged to indicate modifications and editorial changes made since the last definitive filing. The funds may be marketed through banks, savings and loan associations, or credit unions.
This filing serves to update certain disclosure, incorporate supplements to each fund's Prospectus and Statement of Additional Information, and implement certain editorial changes. Principal changes and additions include: revised money market disclosure to the "Investment Principles and Risks" and "Securities and Investment Practices" sections of each fund's prospectus and revised disclosure to the "Valuation of Portfolio Securities" section of each fund's Statement of Additional Information.

Pursuant to Rule 485(a), the trust elects an effective date of February 24, 1997. We request your comments by January 17, 1997.
Please contact the undersigned at (617)563-6994 in connection with any questions or comments regarding this filing.
      Sincerely,





      /s/Paul G. Kennedy

      Legal Department